COMMON SHARES (Details) $ in Thousands					12 Months Ended
	Jan. 22, 2021 USD ($)	Dec. 28, 2020 shares	Nov. 20, 2020 USD ($)	Nov. 12, 2020 shares	Feb. 28, 2022 USD ($) class shares	Feb. 28, 2021 USD ($) shares	Feb. 29, 2020 shares	Apr. 19, 2021 USD ($)	Apr. 28, 2020 USD ($)
Classes of common shares | class					2
Proceeds from Issuance of Private Placement | $						$ 2,500,000
Common Class A
Common Stock, Voting Rights					one
Shares converted (in shares)					17,785,600	2,000	3,614,796
Shares issued		4,984,051		7,575,756	2,455,216	2,240,585	2,239,239
Conversion of Stock, Shares Issued					0	0	401,074
Maximum repurchase amount | $								$ 1,000,000
Repurchase of shares					1,506,667	61,667
Aggregate consideration | $					$ 196,277	$ 9,852
Proceeds from Issuance of Private Placement | $	$ 1,000,000		$ 1,500,000
Common Class A | Share options
Exercise of share options (in shares)					56,296	359,178	114,793
Common Class A | Maximum
Maximum repurchase amount | $									$ 500,000
Common Class B
Common Stock, Voting Rights					ten
Conversion ratio of Class B into Class A					1
Shares converted (in shares)					17,785,600	2,000	3,614,796
ADS
Shares issued					7,365,648	6,721,755	6,717,717
Conversion of Stock, Shares Issued					0	0	1,203,222
ADS | Share options
Exercise of share options (in shares)					168,888	1,077,534	344,379